Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares
Statement Line Items [Line Items]
Revenues | €		€ 18,988	€ 18,117	€ 13,636
Operating expenses | €		(6,638)	(6,342)	(2,549)
Depreciation and amortization expenses | €		(6,416)	(5,816)	(4,518)
Gross profit | €		5,934	5,959	6,569
Project development costs | €		(4,213)	(2,878)	(2,739)
General and administrative expenses | €		(3,827)	(3,600)	(2,420)
Share of profits of equity accounted investee | €		3,086	2,545	1,531
Other income (expenses), net | €		(2,100)	884	18
Capital gain | €		18,770
Operating Profit | €		17,650	2,910	2,959
Financing income | €		1,827	2,936	1,333
Financing income (expenses) in connection with derivatives, net | €		897	494	(3,156)
Financing expenses | €		(10,877)	(5,521)	(7,405)
Financing expenses, net | €		(8,153)	(2,091)	(9,228)
Profit (loss) before taxes on income | €		9,497	819	(6,269)
Tax benefit (taxes on income) | €		287	(215)	(372)
Profit (loss) for the year | €		9,784	604	(6,641)
Profit (loss) attributable to:
Owners of the Company | €		12,060	1,057	(6,115)
Non-controlling interests | €		(2,276)	(453)	(526)
Profit (loss) for the year | €		9,784	604	(6,641)
Other comprehensive income (loss) items That after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | €		2,103	(787)	(359)
Effective portion of change in fair value of cash flow hedges | €		1,076	(1,008)	(1,244)
Net change in fair value of cash flow hedges transferred to profit or loss | €		(1,922)	643	1,382
Total other comprehensive income (loss) | €		1,257	(1,152)	(221)
Total comprehensive income (loss) for the year | €		€ 11,041	€ (548)	€ (6,862)
Earnings (loss) per share
Basic earnings (loss) per share | € / shares		€ 1.09	€ 0.1	€ (0.57)
Diluted earnings (loss) per share | € / shares		€ 1.09	€ 0.1	€ (0.57)
USD [Member]
Statement Line Items [Line Items]
Revenues | $	$ 21,308
Operating expenses | $	(7,449)
Depreciation and amortization expenses | $	(7,200)
Gross profit | $	6,659
Project development costs | $	(4,728)
General and administrative expenses | $	(4,295)
Share of profits of equity accounted investee | $	3,463
Other income (expenses), net | $	(2,357)
Capital gain | $	21,063
Operating Profit | $	19,805
Financing income | $	2,050
Financing income (expenses) in connection with derivatives, net | $	1,007
Financing expenses | $	(12,206)
Financing expenses, net | $	(9,149)
Profit (loss) before taxes on income | $	10,656
Tax benefit (taxes on income) | $	322
Profit (loss) for the year | $	10,978
Profit (loss) attributable to:
Owners of the Company | $	13,533
Non-controlling interests | $	(2,555)
Profit (loss) for the year | $	10,978
Other comprehensive income (loss) items That after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | $	2,360
Effective portion of change in fair value of cash flow hedges | $	1,207
Net change in fair value of cash flow hedges transferred to profit or loss | $	(2,157)
Total other comprehensive income (loss) | $	1,410
Total comprehensive income (loss) for the year | $	$ 12,388
Earnings (loss) per share
Basic earnings (loss) per share | $ / shares	$ 1.24
Diluted earnings (loss) per share | $ / shares	$ 1.24